Critical accounting judgements and key sources of estimation uncertainty - (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Critical accounting judgements and key sources of estimation uncertainty
Cash and cash equivalents	€ 190,867	€ 89,897	€ 35,514	€ 32,180
Cash and cash equivalents and current financial assets	€ 359,800